CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated losses Cumulative effect period adjusted balance CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	Cumulative effect period adjusted balance CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2022	¥ 286	¥ (77,499)	¥ 1,891,266	¥ 2,027	¥ 37,941		¥ (1,424,153)	¥ 6,457		¥ 436,325
Beginning balance (in shares) at Dec. 31, 2022 | shares	430,463,797
Treasury stock, beginning (in shares) at Dec. 31, 2022 | shares		(6,015,817)
Changes in shareholders' equity
Share-based compensation (Note 17)			4,306							4,306
Net income/(loss)							(26,772)	(274)		(27,046)
Exercise of share-based awards (Note 17)		¥ 4,560	(4,527)							33
Exercise of share-based awards (Note 17) (in shares) | shares		327,760
Currency translation adjustment					9,466			(18)		9,448
Share-based awards to employees of Non-platform business (Note 17)			28							28
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(28)							(28)
Deconsolidation of a subsidiary								(5,636)		(5,636)
Ending balance at Dec. 31, 2023	¥ 286	¥ (72,939)	1,891,045	2,027	47,407		(1,450,925)	529		417,430
Ending balance (in shares) at Dec. 31, 2023 | shares	430,463,797
Treasury stock, ending (in shares) at Dec. 31, 2023 | shares		(5,688,057)
Changes in shareholders' equity
Share-based compensation (Note 17)			2,067							2,067
Net income/(loss)							106,131	(233)		105,898
Share repurchase (Note 19)		¥ (11,266)								(11,266)
Share repurchase (Note 19) (in shares) | shares		(52,498,655)
Exercise of share-based awards (Note 17)		¥ 2,682	(2,669)							13
Exercise of share-based awards (Note 17) (in shares) | shares		193,140
Currency translation adjustment					6,624			(22)		6,602
Share-based awards to employees of Non-platform business (Note 17)			5							5
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(5)							(5)
Ending balance at Dec. 31, 2024	¥ 286	¥ (81,523)	1,890,443	2,027	54,031		(1,344,794)	274		¥ 520,744
Ending balance (in shares) at Dec. 31, 2024 | shares	430,463,797									430,463,797	430,463,797
Treasury stock, ending (in shares) at Dec. 31, 2024 | shares		(57,993,572)								57,993,572	57,993,572
Changes in shareholders' equity
Share-based compensation (Note 17)			221							¥ 221
Net income/(loss)							32,092	(66)		32,026
Share repurchase (Note 19)		¥ (5)								(5)
Share repurchase (Note 19) (in shares) | shares		(14,120)
Exercise of share-based awards (Note 17)	¥ 8	¥ 72,561	(70,325)							2,244
Exercise of share-based awards (Note 17) (in shares) | shares	10,755,063	17,312,437
Dividends declared			(284,652)							(284,652)
Cancellation of treasury stock	¥ (14)	¥ 4,276	(4,262)
Cancellation of treasury stock (in shares) | shares	20,000,000	20,000,000
Currency translation adjustment					(5,142)			184		(4,958)
Ending balance at Dec. 31, 2025	¥ 280	¥ (4,691)	¥ 1,531,425	¥ 2,027	¥ 48,889	¥ 28,246	¥ (1,284,456)	¥ 392	¥ 28,246	¥ 293,866	$ 42,023
Ending balance (in shares) at Dec. 31, 2025 | shares	421,218,860									421,218,860	421,218,860
Treasury stock, ending (in shares) at Dec. 31, 2025 | shares		(20,695,255)								20,695,255	20,695,255